OTHER ASSETS (Tables)	9 Months Ended
Sep. 30, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule Of Other Assets

	September 30, 2022	December 31, 2021

Capitalized website development costs	916,118	411,800
Prepublication costs	160,083	152,286
Produced and licensed content costs	296,441	76,701
Deposits	65,475	76,052
Other noncurrent assets	-	4,321
Total other assets	1,438,117	721,160